Valuation and Qualifying Accounts (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Allowance for Doubtful Accounts [Member]
SEC Schedule, 12-09, Valuation and Qualifying Accounts Disclosure [Line Items]
Beginning of year	[1]	$ 240	$ 103	$ 84
Charges (credit) to Costs and Expenses	[1]	261	303	97
Charges to other accounts	[1]	(83)	(166)	(78)
Deductions	[1]
End of Year	[1]	418	240	103
Allowance for Net Deferred Tax Assets [Member]
SEC Schedule, 12-09, Valuation and Qualifying Accounts Disclosure [Line Items]
Beginning of year		18,478	15,901	21,269
Charges (credit) to Costs and Expenses
Charges to other accounts		2,568	2,577
Deductions				(5,368)
End of Year		$ 21,046	$ 18,478	$ 15,901

[1]	Write-off net of recoveries for the allowance for doubtful accounts.